Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Subsequent Events
Subsequent Events

Note 11 – Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2024 up through April 7, 2025 and identified the following subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

At the annual general meeting of shareholders (the “Meeting”) of the Company convened on March 14, 2025, the shareholders of the Company adopted resolutions approving the following proposals considered at the Meeting.

●	By an ordinary resolution, to adopt a dual-class share capital structure, to:
i.	all of the issued and outstanding ordinary shares of $0.30 par value each in the capital of the Company (the “Ordinary Shares”) into class A Ordinary Shares of $0.30 par value each, each having one (1) vote per share and the other rights attached to it as set out in the Fourth Amended and Restated Memorandum and Articles of Association (the “Class A Ordinary Shares”) on a one for one basis;
ii.	25,000,000 authorized but unissued Ordinary Shares into 25,000,000 class B Ordinary Shares of $0.30 par value each, each having twenty (20) votes per share and the other rights attached to it as set out in the Fourth Amended and Restated Memorandum and Articles of Association (the “Class B Ordinary Shares”) on a one for one basis; and
iii.	the remaining authorized but unissued Ordinary Shares into Class A Ordinary Shares on a one for one basis, provided that the Company shall, at the time of the above resolution, have not less than 25,000,000 authorized but unissued Ordinary Shares.
●	By an ordinary resolution, to approve a reverse stock split of all of the Company’s authorized shares (including all issued shares), at a ratio of not less than 1-for-2 and not more than 1-for-200, with the final ratio to be determined by the Board of Directors in its sole discretion at any time after approval by the shareholders (the “Reverse Stock Split”), and authorize the Board of Directors to implement such Reverse Stock Split at its discretion at any time prior to the one-year anniversary of this Annual Meeting.

Note 16 – Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2024, up through December 26, 2024, the date that these consolidated financial statements are available to be issued, unless as disclosed elsewhere in these consolidated financial statements, there are not any material subsequent events that require disclosure in these consolidated financial statements.